Statements of Consolidated Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenue:
Passenger-Mainline	$ 25,804	$ 25,975	$ 16,019
Passenger-Regional	6,779	6,536	4,217
Total passenger revenue	32,583	32,511	20,236
Cargo	1,018	1,167	832
Special revenue item		107
Other operating revenue	3,551	3,325	2,257
Total revenue	37,152	37,110	23,325
Operating expense:
Aircraft fuel	13,138	12,375	6,687
Salaries and related costs	7,945	7,652	5,002
Regional capacity purchase	2,470	2,403	1,812
Landing fees and other rent	1,929	1,928	1,307
Aircraft maintenance materials and outside repairs	1,760	1,744	1,115
Depreciation and amortization	1,522	1,547	1,079
Distribution expenses	1,352	1,435	912
Aircraft rent	993	1,009	500
Special charges	1,323	592	669
Other operating expenses	4,681	4,603	3,266
Total operating expenses	37,113	35,288	22,349
Operating income	39	1,822	976
Nonoperating income (expense):
Interest expense	(835)	(949)	(798)
Interest capitalized	37	32	15
Interest income	23	20	15
Miscellaneous, net	12	(80)	45
Total other income (expense)	(763)	(977)	(723)
Income (loss) before income taxes	(724)	845	253
Income tax expense (benefit)	(1)	5
Net income (loss)	(723)	840	253
Earnings (loss) per share, basic	$ (2.18)	$ 2.54	$ 1.22
Earnings (loss) per share, diluted	$ (2.18)	$ 2.26	$ 1.08
United Airlines, Inc.
Operating revenue:
Passenger-Mainline	25,804	25,975	16,019
Passenger-Regional	6,779	6,536	4,217
Total passenger revenue	32,583	32,511	20,236
Cargo	1,018	1,167	832
Special revenue item		107
Other operating revenue	3,559	3,334	2,266
Total revenue	37,160	37,119	23,334
Operating expense:
Aircraft fuel	13,138	12,375	6,687
Salaries and related costs	7,945	7,652	5,002
Regional capacity purchase	2,470	2,403	1,812
Landing fees and other rent	1,929	1,928	1,307
Aircraft maintenance materials and outside repairs	1,760	1,744	1,115
Depreciation and amortization	1,522	1,547	1,079
Distribution expenses	1,352	1,435	912
Aircraft rent	993	1,009	500
Special charges	1,323	592	669
Other operating expenses	4,677	4,597	3,257
Total operating expenses	37,109	35,282	22,340
Operating income	51	1,837	994
Nonoperating income (expense):
Interest expense	(823)	(937)	(780)
Interest capitalized	37	32	15
Interest income	23	20	15
Miscellaneous, net	55	(104)	42
Total other income (expense)	(708)	(989)	(708)
Income (loss) before income taxes	(657)	848	286
Income tax expense (benefit)	4	(2)	(16)
Net income (loss)	$ (661)	$ 850	$ 302